Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

14. EQUITY

Ordinary shares

As of December 31, 2023, the Company had 45 million ordinary shares authorized. On May 31, 2024 the shareholders of the Company approved an increase of authorized ordinary share of up to 90 million, with an approved increase to 225 million ordinary shares at anytime ordinary shares outstanding is to exceed 90 million. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The par value of share capital is EUR0.01 per share.

During the six months ended June 30, 2024, the Company issued ordinary shares as follows:

●	1,055,000 ordinary shares issued for $515,262; and

●	3,366,093 ordinary shares issued for conversion of debt of $2,154,557.

During the six months ended June 30, 2023

Controlled Equity Offering

In December 2022, the Company entered into a Controlled Equity Offering, known as an “ATM” facility. Pursuant to the ATM, the Company at its discretion and subject to an effective registration statement with the U.S. Securities and Exchange Commission, may sell through its agent ordinary shares at market prices, for a fee of 3%. During the year ended December 31, 2023 the Company issued 307,365 ordinary shares pursuant to the ATM for net proceeds of $1,893,196, at an average price of $6.16 per share. No shares were issued in the six months ended June 30, 2024 under the ATM.

In addition, the Company issued ordinary shares as follows:

●	34,500 ordinary shares issued for services rendered which were valued at $177,690

●	305,771 ordinary shares issued for cashless exercise of warrants

●	54,428 ordinary shares issued for a commitment fee on a convertible promissory note valued at $250,000

●	300,000 ordinary shares issued for acquisition of intangible assets valued at $2,055,000

Warrants

During the year ended December 31, 2021, in conjunction with private sales of units, which included ordinary shares and warrants, the Company issued 3,755,000 warrants and issued 161,000 underwriter warrants with its IPO, cumulatively valued at $754,286, which was recorded to Reserve in the Consolidated Statement of Financial Position. The warrants were valued using the Black-Scholes pricing model. The Black-Scholes model requires six basic data inputs, which were as follows: the exercise or strike price ($3.00), time to expiration (2 to 5 years), the risk-free interest rate (0.16% to 1.08%), the current stock price at time of issuance ($0.283 to $1.602), the estimated volatility of the stock price in the future (75% to 95%), and the dividend rate (0%). Changes to these inputs could produce a significantly higher or lower fair value measurement. Unexercised warrants were to expire in November 2023. On September 8, 2023 the Board of Directors approved an amendment to the outstanding warrant agreements, which all remaining warrant holders accepted. The amendment extended the remaining life of the warrants to November 9, 2024 and removed the option for cashless exercise. No other terms were changed.

On November 13, 2023, the Company issued 4,166,667 warrants, as a part of the Unit offering, valued using the residual method and an assigned value of $0. The Warrants were exercisable immediately on the date of issuance until the fifth anniversary of the issuance date at a price of $1.20 per share.

A summary of activity during the six months ended June 30, 2024 is as follows:

	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2023	6,597,500	$1.86	3.39
Grants	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance as of June 30, 2024	6,597,500	$1.86	2.90

As of June 30, 2024, all outstanding warrants are exercisable and the intrinsic value of the warrants is $0.

Stock options

In 2021, our shareholders adopted our 2021 Omnibus Incentive Plan (the “2021 Plan”). Under the 2021 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2021 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 2,300,000 ordinary shares.

In 2022, our shareholders adopted our 2022 Omnibus Incentive Plan (the (“2022 Plan”). Under the 2022 Plan, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the 2022 Plan, the aggregate number of shares underlying awards that we could issue cannot exceed 500,000 ordinary shares. In 2023, we amended the 2022 Plan to increase the aggregate number of shares underlying awards that we could issue to 875,000 ordinary shares.

During the six months ended June 30, 2023, the Company granted 312,500 stock options valued at $1,072,612. Stock options with time-based vesting were valued using the Black-Scholes pricing model.

During the six months ended June 30, 2024 and 2023, the Company recorded share-based compensation of $1,028,383 and $1,668,673. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the six months ended June 30, 2023, the estimated fair values of the stock options are as follows:

June 30,
2023
Exercise price	$4.78 - 7.02
Expected term	5.25 - 7.00 years
Expected average volatility	70% - 76%
Expected dividend yield	-
Risk-free interest rate	3.48% - 4.27%

A summary of activity during the six months ended June 30, 2024 follows:

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2023	2,727,150	$6.89	8.44
Grants	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Expiry	-	-	-
Balance as of June 30, 2024	2,727,150	$6.89	7.89

Exercisable as of June 30, 2024	1,958,775	$6.48	7.57
Expect to vest	768,375	$7.76	2.22

A summary of activity during the six months ended June 30, 2023 follows:

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	312,500	5.06	10.00
Exercised	-	-	-
Forfeited	(27,592)	6.88	-
Expired	-	-	-
Balance as of June 30, 2023	2,679,058	$6.97	8.80

Exercisable as of June 30, 2023	1,567,950	$5.95	8.40

As of June 30, 2024, the intrinsic value of the stock options is $0.